FINANCIAL INSTRUMENT RISK - Schedule of sensitivity analysis of change in foriegn currency exchange rate for estimated impact on profit (loss) before income taxes (Details) - Foreign currency risk	12 Months Ended
Dec. 31, 2025 CAD ($)
Change +10%
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Change -10%
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
USD | Change +10%
FINANCIAL INSTRUMENT RISK
Effect on Pre-Tax Loss	$ 1,312,643
USD | Change -10%
FINANCIAL INSTRUMENT RISK
Effect on Pre-Tax Loss	(1,312,643)
NOK | Change +10%
FINANCIAL INSTRUMENT RISK
Effect on Pre-Tax Loss	295,364
NOK | Change -10%
FINANCIAL INSTRUMENT RISK
Effect on Pre-Tax Loss	$ (295,364)